Summary of significant accounting policies - Foreign currencies (Details) € in Thousands		12 Months Ended
	Apr. 07, 2017 EUR (€)	Dec. 31, 2020 $ / €	Dec. 31, 2020 $ / € ₨ / €	Dec. 31, 2020 $ / € £ / €	Dec. 31, 2020 $ / € ¥ / €	Dec. 31, 2019 $ / €	Dec. 31, 2019 $ / € ₨ / €	Dec. 31, 2019 $ / € £ / €	Dec. 31, 2019 $ / € ¥ / €	Dec. 31, 2018 $ / €	Dec. 31, 2018 ₨ / €	Dec. 31, 2018 £ / €	Dec. 31, 2018 ¥ / €	Dec. 31, 2020 ₨ / €	Dec. 31, 2020 £ / €	Dec. 31, 2020 ¥ / €	Dec. 31, 2019 ₨ / €	Dec. 31, 2019 £ / €	Dec. 31, 2019 ¥ / €
Summary of significant accounting policies
Expected dividends	€ 0
Foreign exchange rates
Average foreign exchange rate		1.1422	84.6392	0.8897	7.8747	1.1195	78.8361	0.8778	7.7355	1.1810	80.7332	0.8847	7.8081
Closing foreign exchange rate		1.2271	1.2271	1.2271	1.2271	1.1234	1.1234	1.1234	1.1234					89.6605	0.8990	8.0225	80.1870	0.8508	7.8205